SCHEDULE OF ACCOUNTS PAYABLE (Details) - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Accounts payable	$ 3,159	$ 3,293	$ 3,749
Real Estate Services [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Accounts payable	926	797	2,781
Healthcare Services [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Accounts payable	$ 2,233	$ 2,496	$ 968